Accrued warranty cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued warranty cost
Beginning balance	¥ 251,740	¥ 158,897
Warranty provision	128,392	92,843	¥ 44,671
Ending balance	¥ 380,132	¥ 251,740	¥ 158,897